INCOME TAXES - Schedule of Income Tax Payable (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Income tax payable	$ 1,423,022	$ 1,202,674
Jinshang Leasing
Income tax payable	$ 1,423,022	$ 1,202,674